The Hartford Balanced Income Fund

Summary Prospectus

Hartford Funds

November 7, 2014

Class	Ticker
A	HBLAX
B	HBLBX
C	HBLCX
I	HBLIX
R3	HBLRX
R4	HBLSX
R5	HBLTX
R6	HBLVX
Y	HBLYX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s prospectus and other information about the Fund, including the Fund’s daily net asset value, online at www.hartfordfunds.com/prospectuses.html.  You can also get this information at no cost by calling 1-888-843-7824 or request a copy of the prospectus by sending an e-mail to orders@mysummaryprospectus.com.  The Fund’s prospectus dated November 7, 2014 and statement of additional information dated March 1, 2014, as amended, along with the financial statements included in the Fund’s most recent annual report to shareholders dated October 31, 2013 and semi-annual report to shareholders dated April 30, 2014 are incorporated by reference into this summary prospectus.  The Fund’s statement of additional information, annual report and semi-annual report may be obtained, free of charge, in the same manner as the Fund’s prospectus.

Investment Objective:

The Fund seeks to provide current income with growth of capital as a secondary objective.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 30 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 155 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I, R3, R4, R5, R6 and Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None
Exchange fees	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B		C	I
Management fees	0.59%	0.59%		0.59%	0.59%
Distribution and service (12b-1) fees	0.25%	1.00	%(2)	1.00%	None
Other expenses	0.15%	0.26%		0.13%	0.14%
Total annual fund operating expenses	0.99%	1.85%		1.72%	0.73%
Fee waiver and/or expense reimbursement(3)	—	0.11%		—	—
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	0.99%	1.74%		1.72%	0.73%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R3(4)	R4(4)	R5(4)	R6(5)	Y
Management fees	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None	None
Other expenses	0.24%	0.19%	0.14%	0.04%	0.04%
Total annual fund operating expenses	1.33%	1.03%	0.73%	0.63%	0.63%
Fee waiver and/or expense reimbursement(3)	0.09%	0.09%	0.04%	—	—
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.24%	0.94%	0.69%	0.63%	0.63%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Due to the reduction in amounts charged in connection with Class B Distribution and Service Plan (12b-1) fees, in accordance with FINRA rules, effective June 30, 2012, the limit on net operating expenses attributable to Class B shares is 0.99%.

(3)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.99% (Class A), 1.74% (Class B), 1.74% (Class C), 0.74% (Class I), 1.24% (Class R3), 0.94% (Class R4), 0.69% (Class R5), 0.64% (Class R6) and 0.64% (Class Y).  This contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless the Investment Manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

(4)         Other expenses include an administrative services fee paid by the Fund for third party recordkeeping that is payable as a percentage of net assets in the amount of up to: 0.20% (Class R3), 0.15% (Class R4) and 0.10% (Class R5).

(5)         Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$645	$848	$1,067	$1,696
B	$677	$871	$1,190	$1,935
C	$275	$542	$933	$2,030
I	$75	$233	$406	$906
R3	$126	$413	$720	$1,594
R4	$96	$319	$560	$1,251
R5	$70	$229	$402	$903
R6	$64	$202	$351	$786
Y	$64	$202	$351	$786

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$645	$848	$1,067	$1,696
B	$177	$571	$990	$1,935
C	$175	$542	$933	$2,030
I	$75	$233	$406	$906
R3	$126	$413	$720	$1,594
R4	$96	$319	$560	$1,251
R5	$70	$229	$402	$903
R6	$64	$202	$351	$786
Y	$64	$202	$351	$786

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its goal by investing in a mix of equity securities and fixed income investments.  Under normal circumstances, the Fund will target an allocation of approximately 45% equity securities and 55% fixed income investments, with the allocation generally varying by no more than +/-5%.  Allocation decisions within these bands are at the discretion of the Fund’s sub-adviser, Wellington Management Company, LLP (“Wellington Management”), and are based on Wellington Management’s judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category.  The equity portion of the Fund will invest primarily in common stocks with a history of above-average dividends or expectations of increasing dividends, which may include a broad range of market capitalizations generally above $2 billion.  The Fund may invest up to 25% of the equity portion of the portfolio in the securities of foreign issuers and non-dollar securities.  The Fund may invest up to 20% of the fixed income portion of the portfolio in domestic non-investment grade debt (also known as “junk bonds”).  The Fund may also invest up to 25% of the fixed income portion of the portfolio in non-US dollar denominated debt and up to 20% of the fixed income portion of the portfolio in emerging market debt securities. The Fund may invest in debt securities of any maturity or duration.

MAIN RISKS.  The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s statutory prospectus.

Asset Allocation Risk — The risk that if the Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund during such periods to underperform funds that do not focus on dividends. The Fund’s focus on dividend paying investments may cause the Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Value Orientation Risk - Using a value orientation to select investments involves special risks, particularly if it is used as part of a “contrarian” approach to evaluating issuers.  Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.  Also, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

The Fund is subject to certain other risks, which are described in the Fund’s statutory prospectus.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund’s Class A shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  12.64% (2nd quarter, 2009)   Lowest  -7.51% (4th quarter, 2008)

The year-to-date return for the Fund’s Class A shares as of September 30, 2014 is 5.56%.

AVERAGE ANNUAL RETURNS. The table below shows returns for the Fund over time compared to those of two broad-based market indices.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Class I shares commenced operations on February 26, 2010 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges), which had different operating expenses.  Class R3, Class R4 and Class R5 shares commenced operations on May 28, 2010 and performance prior to that date reflects Class Y shares performance, which had different operating expenses.  Class R6 shares commenced operations on November 7, 2014 and performance prior to that date reflects Class Y shares performance, which had different operating expenses.

For more information regarding returns see the “Performance Notes” section in the Fund’s statutory prospectus.  Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2013
(including sales charges)

			Lifetime
Share Classes	1 Year	5 Years	(since 07/31/06)
Class A - Return Before Taxes	5.67%	12.22%	6.76%
- After Taxes on Distributions	4.53%	11.21%	5.73%
- After Taxes on Distributions and Sale of Fund Shares	3.71%	9.52%	5.07%
Share Classes (Return Before Taxes)
Class B	6.93%	12.65%	6.93%
Class C	10.11%	12.68%	6.78%
Class I	12.19%	13.72%	7.71%
Class R3	11.61%	13.40%	7.63%
Class R4	11.98%	13.64%	7.78%
Class R5	12.25%	13.86%	7.92%
Class R6	12.26%	14.00%	8.01%
Class Y	12.26%	14.00%	8.01%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.67%	5.86%
Barclays Corporate Index (reflects no deduction for fees, expenses or taxes)	-1.52%	8.63%	6.27%

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Lucius T. Hill, III	Senior Vice President and Fixed Income Portfolio Manager	2006

Scott I. St. John, CFA	Senior Vice President and Fixed Income Portfolio Manager	2006

W. Michael Reckmeyer, III, CFA	Senior Vice President and Equity Portfolio Manager	2006

Karen H. Grimes, CFA	Senior Vice President and Equity Portfolio Manager	2006

Ian R. Link, CFA	Director and Equity Portfolio Manager	2006

PURCHASE AND SALE OF FUND SHARES. Not all share classes are available for all investors. Minimum investment amounts may be waived for certain accounts.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A, Class C and Class I	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50 Class I shares are offered primarily through advisory fee-based wrap programs	$50

Class B	Closed to new investments	N/A

Class R3, Class R4, Class R5 and Class R6	No minimum initial investment Offered primarily to employer-sponsored retirement plans	None

Class Y	$250,000 Offered primarily to certain institutional investors and certain employer-sponsored retirement plans	None

For more information, please see the “How To Buy And Sell Shares” section of the Fund’s statutory prospectus.

You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday.  You may sell your shares on the web at www.hartfordfunds.com, by phone by calling 1-888-843-7824, by electronic funds transfer, or by wire.  In certain circumstances you will need to write to Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 to request to sell your shares.  For overnight mail, please send the request to Hartford Funds, 30 Dan Road, Suite 55022, Canton, MA 02021-2809.

TAX INFORMATION.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

MFSUM-BI_110714
November 7, 2014